Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Balance Sheets	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	June 30, 2023	December 31, 2022
ROU lease assets	$13,576,694	$13,921,825

Operating lease liabilities – current	$2,145,319	$1,770,398
Operating lease liabilities – non-current	11,970,348	12,620,070
Total operating lease liabilities	$14,115,667	$14,390,468

Schedule of Weighted Average Remaining Lease Terms and Discount Rates for All of Operating Leases	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2023 and December 31, 2022:
	June 30, 2023	December 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	7.93	8.53
Weighted average discount rate *	4.25%	4.35%
*	The Company used incremental borrowing rate of 6.98% for its lease contracts entered prior to fiscal year 2022 in the PRC, and for lease contracts entered in and after fiscal year 2022, the Company used new incremental borrowing rate of 3.95%. The Company used incremental borrowing rate of 3.75% for its lease contracts in the United States.

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2023:
Remainder of 2023	$1,234,527
2024	2,377,158
2025	2,108,601
2026	1,969,693
2027	1,973,017
Thereafter	7,303,476
Total lease payments	16,966,472
Less: imputed interest	(2,850,805)
Present value of lease liabilities	$14,115,667